Gross Unrealized Losses on Available-for-sale Securities (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2014
Available-for-sale, fair value
Less than 12 months, fair value	¥ 8,877
12 months or longer, fair value	7,351
Total	16,228
Available-for-sale, unrealized losses
Less than 12 months, unrealized losses	224
12 months or longer, unrealized losses	553
Total	¥ 777